SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments | segment	1
Long-lived assets	$ 30,583	$ 21,839	$ 34,965
Revenues	75,025	71,899	68,386
The PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets	28,633	18,179	31,360
The PRC and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	74,421	71,578	57,859
The U.S.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets	1,950	3,660	3,605
Revenues	$ 604	$ 321	$ 10,527